Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Net Income Per Share
Schedule of basic and diluted net income (loss) per share

	Year Ended December 31,
	2012	2013	2014
	(In thousands, except per share amounts)
Basic net income per share calculation:
Numerator:
Net income attributable to SINA	$31,738	$45,132	$176,802
Denominator:
Weighted average ordinary shares outstanding	66,401	66,741	64,950
Basic net income per share attributable to SINA	$0.48	$0.68	$2.72
Diluted net income per share calculation:
Numerator:
Net income attributable to SINA	$31,738	$45,132	$176,802
Less: Effect on consolidated net income per share of dilutive shares of the Company’s equity interests	(555)	(959)	(2,106)
Add: Effect on interest expenses and amortized issuance cost of convertible debt	—	—	13,539
Net income attributable for calculating diluted net income per share	31,183	44,173	188,235
Denominator:
Weighted average ordinary shares outstanding	66,401	66,741	64,950
Weighted average ordinary shares equivalents:
Effects of dilutive securities
Stock options	294	264	74
Unvested restricted share units	104	82	74
Convertible debt	50	—	6,467
Shares used in computing diluted net income per share attributable to SINA	66,849	67,087	71,565
Diluted net income per share attributable to SINA	$0.47	$0.66	$2.63